Loans (Age Analysis of Past Due Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		¥ 179,741	¥ 242,397
Current		83,481,599	82,197,184
Total	[1]	83,661,340	82,439,581
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		137,078	145,916
Current		58,523,436	57,510,624
Total		58,660,514	57,656,540
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,092	10,065
Current		8,147,249	8,730,032
Total		8,156,341	8,740,097
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		30,748	36,531
Current		8,070,920	7,735,475
Total		8,101,668	7,772,006
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,170	7,048
Current		5,015,848	4,741,926
Total		5,024,018	4,748,974
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		9,426	9,749
Current		5,103,247	5,130,453
Total		5,112,673	5,140,202
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		2,823	2,565
Current		3,562,046	3,487,813
Total		3,564,869	3,490,378
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,301
Current		4,470,122	4,006,387
Total		4,471,423	4,006,387
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		8,882,125	8,532,246
Total		8,882,125	8,532,246
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		82	69
Current		5,018,305	4,426,164
Total	[2]	5,018,387	4,426,233
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		75,436	79,889
Current		10,253,574	10,720,128
Total		10,329,010	10,800,017
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	42,663	96,481
Current	[3]	24,958,163	24,686,560
Total	[3]	25,000,826	24,783,041
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		6,739,846	6,759,921
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total		1,127,740	959,948
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		38,759	40,928
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		37,862	40,382
30-59 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		585	1,938
30-59 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,641	3,061
30-59 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,977	917
30-59 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,704	1,330
30-59 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		356	384
30-59 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		33
30-59 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		31,566	32,752
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	897	546
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		17,997	17,187
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		17,547	16,971
60-89 Days Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		470	360
60-89 Days Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		474	947
60-89 Days Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,142	217
60-89 Days Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,083	2,834
60-89 Days Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		639	322
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,301
60-89 Days Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		12
60-89 Days Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		12,426	12,291
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	450	216
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		122,985	184,282
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		81,669	88,563
90 Days or More Past Due | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		8,037	7,767
90 Days or More Past Due | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		28,633	32,523
90 Days or More Past Due | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		5,051	5,914
90 Days or More Past Due | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		6,639	5,585
90 Days or More Past Due | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		1,828	1,859
90 Days or More Past Due | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		37	69
90 Days or More Past Due | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due		31,444	34,846
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total past due	[3]	¥ 41,316	¥ 95,719

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of Total foreign consist of Commercial and Industrial loans.